CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands		Share Capital [Member].	Share Premium [Member]	Other Reserve [member]	Translation Reserve [member]	(Accumulated Losses) Retained Earnings [Member]	Total
Beginning Balance at Dec. 31, 2018		$ 60	$ 237,840	$ 114,131	$ (2,322)	$ (206,688)	$ 143,021
Comprehensive income:
Profit (Loss) for the year		0	0	0	0	57,757	57,757
Other comprehensive profit (loss) for the year		0	0	4,604	(1,498)	0	3,106
Total Comprehensive profit (loss)		0	0	4,604	(1,498)	57,757	60,863
Transactions with owners:
Share-based payment (Note 31)		3	7,144	0	0	(4,430)	2,717
Repurchase of shares (Note 26.1)		(4)	(71,268)	0	0	0	(71,272)
Cash Distribution (Note 26.2)		0	0	(2,444)	0	0	(2,444)
Total		(1)	(64,124)	(2,444)	0	(4,430)	(70,999)
Ending Balance at Dec. 31, 2019		59	173,716	116,291	(3,820)	(153,361)	132,885
Comprehensive income:
Profit (Loss) for the year		0	0	0	0	(232,950)	(232,950)
Other comprehensive profit (loss) for the year		0	0	(4,604)	(8,449)	0	(13,053)
Total Comprehensive profit (loss)		0	0	(4,604)	(8,449)	(232,950)	(246,003)
Transactions with owners:
Share-based payment (Note 31)	[1]	2	7,349	0	0	5,445	12,796
Repurchase of shares (Note 26.1)		(1)	(4,008)	0	0	0	(4,009)
Cash Distribution (Note 26.2)		0	0	(4,859)	0	0	(4,859)
Stock distribution (Note 26.3)		1	2,342	(2,343)	0	0
Total		2	5,683	(7,202)	0	5,445	3,928
Ending Balance at Dec. 31, 2020		61	179,399	104,485	(12,269)	(380,866)	(109,190)
Comprehensive income:
Profit (Loss) for the year		0	0	0	0	61,127	61,127
Other comprehensive profit (loss) for the year		0	0	0	(1,438)	0	(1,438)
Total Comprehensive profit (loss)		0	0	0	(1,438)	61,127	59,689
Transactions with owners:
Share-based payment (Note 31)		0	1,661	0	0	4,960	6,621
Repurchase of shares (Note 26.1)		(1)	(11,840)	0	0	0	(11,841)
Cash Distribution (Note 26.2)		0	0	(7,224)	0	0	(7,224)
Total		(1)	(10,179)	(7,224)	0	4,960	(12,444)
Ending Balance at Dec. 31, 2021		$ 60	$ 169,220	$ 97,261	$ (13,707)	$ (314,779)	$ (61,945)

[1]	Includes issuance of shares to certain employees as part of their 2019 bonus compensation of US$ 4,352,000.